TAXES ON INCOME - Disclosure of detailed information about reconciliation of tax expense and accounting profit (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Major components of tax expense (income) [abstract]
Loss before income tax	$ (18,013)	$ (28,472)
Statutory tax rate in Canada	26.50%	26.50%
Statutory tax rate in Canada	$ (4,773)	$ (7,545)
Increase (decrease) in income tax due to:
Non-deductible expenses (non-taxable income), net for tax purposes	(3,447)	6,306
Effect of different tax rate of subsidiaries	310	161
Adjustments in respect of current income tax of previous years	(21)	303
Recognition (derecognition) of tax benefit in respect of losses of previous years	846	(830)
Unrecognized tax benefit in respect of loss for the year	4,093	1,771
Utilization of losses not previously recognized	(1,466)	0
Change in tax benefits not recognized	5,252	0
Other adjustments	(289)	96
Income tax expense (benefit)	$ 505	$ 262